Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 201,619	£ 199,332
NPLs		£ 1,868
NPL ratio		1.21%
PIPs	25	£ 29
Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
NPLs		£ 868
NPL ratio		2.23%
PIPs	12	£ 17
Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
NPLs		£ 263
NPL ratio		1.91%
PIPs	5	£ 5
Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
NPLs		£ 245
NPL ratio		1.66%
PIPs	3	£ 3
Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
NPLs		£ 132
NPL ratio		8.97%
PIPs	8	£ 10
Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
NPLs		£ 21
NPL ratio		0.31%
PIPs		£ 1
Other [member]
Disclosure of credit risk exposure [line items]
NPLs		£ 543
NPL ratio		0.57%
PIPs	7	£ 6
Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		151,688
Performing Loans [member] | Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		37,497
Performing Loans [member] | Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		13,372
Performing Loans [member] | Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		14,438
Performing Loans [member] | Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		1,302
Performing Loans [member] | Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		6,768
Performing Loans [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		94,530
Later Than 1 Month and Not Later Than 2 Months [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		700
Later Than 1 Month and Not Later Than 2 Months [member] | Early Arrear Loans [member] | Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		317
Later Than 1 Month and Not Later Than 2 Months [member] | Early Arrear Loans [member] | Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		93
Later Than 1 Month and Not Later Than 2 Months [member] | Early Arrear Loans [member] | Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		67
Later Than 1 Month and Not Later Than 2 Months [member] | Early Arrear Loans [member] | Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		22
Later Than 1 Month and Not Later Than 2 Months [member] | Early Arrear Loans [member] | Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		9
Later Than 1 Month and Not Later Than 2 Months [member] | Early Arrear Loans [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		295
Later Than 2 Months And Not Later Than 3 Months [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		426
Later Than 2 Months And Not Later Than 3 Months [member] | Early Arrear Loans [member] | Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		203
Later Than 2 Months And Not Later Than 3 Months [member] | Early Arrear Loans [member] | Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		57
Later Than 2 Months And Not Later Than 3 Months [member] | Early Arrear Loans [member] | Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		35
Later Than 2 Months And Not Later Than 3 Months [member] | Early Arrear Loans [member] | Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		15
Later Than 2 Months And Not Later Than 3 Months [member] | Early Arrear Loans [member] | Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		4
Later Than 2 Months And Not Later Than 3 Months [member] | Early Arrear Loans [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		167
Mortgages [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	157,957	154,682
Mortgages [member] | Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	38,035	38,885
Mortgages [member] | Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,201	13,785
Mortgages [member] | Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,926	14,785
Mortgages [member] | Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,140	1,471
Mortgages [member] | Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,252	6,802
Mortgages [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	101,158	£ 95,535
Mortgages [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	146,619
Mortgages [member] | Stage 1 [member] | Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	33,001
Mortgages [member] | Stage 1 [member] | Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,824
Mortgages [member] | Stage 1 [member] | Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,558
Mortgages [member] | Stage 1 [member] | Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	740
Mortgages [member] | Stage 1 [member] | Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	7,906
Mortgages [member] | Stage 1 [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	96,767
Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9,356
Mortgages [member] | Stage 2 [member] | Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,029
Mortgages [member] | Stage 2 [member] | Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,115
Mortgages [member] | Stage 2 [member] | Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,082
Mortgages [member] | Stage 2 [member] | Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	273
Mortgages [member] | Stage 2 [member] | Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	317
Mortgages [member] | Stage 2 [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,802
Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,982
Stage 3 ratio	1.25%
Mortgages [member] | Stage 3 [member] | Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,005
Stage 3 ratio	2.64%
Mortgages [member] | Stage 3 [member] | Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 262
Stage 3 ratio	1.98%
Mortgages [member] | Stage 3 [member] | Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 286
Stage 3 ratio	2.21%
Mortgages [member] | Stage 3 [member] | Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 127
Stage 3 ratio	11.14%
Mortgages [member] | Stage 3 [member] | Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 29
Stage 3 ratio	0.35%
Mortgages [member] | Stage 3 [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 589
Stage 3 ratio	0.58%